Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Consolidated Statements of Operations
Product revenue	$ 75,164	$ 128,914	$ 25,863
Parts revenue	2,351	3,468	2,784
Service and other revenue (note 22)	10,181	23,244	8,128
Total revenue	87,696	155,626	36,775
Cost of revenue and expenses:
Cost of product and parts revenue	67,093	102,486	23,993
Research and development (notes 18(d) and 19)	36,574	73,198	24,620
General and administrative (note 18(d))	22,738	44,811	15,030
Sales and marketing (note 18(d))	15,302	30,112	13,985
Foreign exchange loss (gain)	(2,053)	1,185	3,289
Depreciation and amortization	6,200	11,395	3,375
Bank charges, interest and other	917	737	446
Total cost of revenue and expenses	146,771	263,924	84,738
Loss before undernoted	(59,075)	(108,298)	(47,963)
Income from investment accounted for by the equity method (note 7)	14,458	16,190	8,627
Interest on long-term debt and amortization of discount	(2,998)	(5,354)	(3,323)
Interest and other income	661	426	938
Loss before income taxes	(46,954)	(97,036)	(41,721)
Income tax recovery (expense) (note 20):
Current	(1,028)	(2,147)	68
Deferred	2,188	409	(489)
Total income tax recovery (expense)	1,160	(1,738)	(421)
Net loss for the period	$ (45,794)	$ (98,774)	$ (42,142)
Loss per share:
Basic and diluted (in dollars per share)	$ (0.96)	$ (1.83)	$ (1.00)
Weighted average common shares outstanding:
Basic and diluted (in shares)	47,933,348	54,072,513	42,305,889